Summary of Significant Accounting Policies (Earnings Per Share) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Intangible Assets Disclosure [Text Block]		December 31, 2011
Denominator - basic earnings per share	154,762	148,289	138,375
Stock Options	3	3	2
Deemed shares related to deferred compensation arragements	42	42	39
Denominator - diluted earnings per share	154,807	148,334	138,416